Stock-based compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation Recognized

The Company recognized stock-based compensation for all stock options in the statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2019	2020
Cost of revenue	$58	$657
Research and development	621	6,059
Sales and marketing	140	640
General and administrative	474	4,701

Total stock-based compensation	$1,293	$12,057

Summary of Stock option activity

Stock option activity for the years ended December 31, 2019 and 2020 is as follows:

	Number of Shares Available for Grant	Number of Shares Underlying Outstanding Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding—January 1, 2019	262,815	1,390,115	$3.68	9.5	$2,943
Additional shares authorized	683,008	—
Options granted	(1,298,500)	1,298,500	5.80	7.5	206
RSA’s granted	(1,000)	—
Options exercised	—	(12,152)	4.19	0.5	21
Options cancelled	401,618	(401,618)	5.14		330

Outstanding—December 31, 2019	47,941	2,274,845	$4.63	8.8	$3,020
Additional shares authorized	56,210,221	—
Options granted	(53,560,671)	53,560,671	0.32	9.4	363,941
RSA’s granted	(2,299,902)	—
Options exercised	—	(17,379,928)	0.14	9.5	121,106
Options cancelled	1,861,549	(1,861,549)	1.11		—

Outstanding—December 31, 2020	2,259,138	36,594,039	$0.39	9.6	$245,746

Vested and expected to vest—December 31, 2020		36,594,039	$0.39	9.6	$245,746

Exercisable—December 31, 2020		7,303,658	$0.20	9.4	$50,493

Summarizes Information about stock options outstanding and exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2020.

	Options Outstanding			Options Exercisable
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Options Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.13	10,296,885	9.40	$0.13	4,924,366	9.40	$0.13
$0.15	15,533,751	9.74	$0.15	1,870,056	9.74	$0.15
$0.26	50,000	0.45	$0.26	50,000	0.45	$0.26
$1.00	10,700,000	9.75	$1.00	445,833	9.75	$0.26
$3.92	11,342	0.45	$3.92	11,342	0.45	$3.92
$5.80	2,061	0.45	$5.80	2,061	0.45	$5.80

	36,594,039			7,303,658

Fair Value of Black-Scholes Option Pricing Model

The fair value of each option is estimated at the date of grant using the Black-Scholes option pricing model, based on the following assumptions:

	Year Ended December 31,
	2019	2020
Expected term (in years)	6.0	5.0 - 6.1
Risk-free interest rate	1.5 to 2.4%	0.3 to 1.5%
Expected volatility	55.3%—58.0%	57.4%—63.3%
Expected dividend rate	0%	0%

Summary of RSAs activity

A summary of RSAs activity under the Plan is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value (per share)
Unvested – January 1, 2020	49,581	$0.58
Granted during the year	2,299,902	0.46
Canceled during the year	(150,630)	0.35
Vested during the year	(2,140,897)	0.52

Unvested – December 31, 2020	57,956	$0.67